INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Tax loss carry forward	$ 1,984,000	$ 1,433,000	$ 1,404,000
Patents capitalized and amortized for tax purposes	0	0	0
Unrecognized deferred tax assets	$ 1,984,000	$ 1,433,000	$ 1,404